DELAWARE GROUP EQUITY FUNDS I
Delaware Balanced Fund

Supplement to the Fund's Statement of Additional
Information dated February 28, 2006

DELAWARE GROUP EQUITY FUNDS II
Delaware Large Cap Value Fund
Delaware Value Fund

Supplement to the Funds' Statement of Additional
Information dated March 30, 2006

DELAWARE GROUP EQUITY FUNDS V
Delaware Dividend Income Fund

Supplement to the Fund's Statement of Additional
Information dated March 30, 2006

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS
Delaware Global Value Fund
(formerly Delaware International Small Cap Value Fund)

Supplement to the Fund's Statement of Additional
Information dated March 30, 2006

DELAWARE POOLED TRUST
The Large-Cap Value Equity Portfolio

Supplement to the Portfolio's Statement of Additional
Information dated February 28, 2006

On October 2, 2006, Nikhil G. Lalvani, CFA and Nashira S. Wynn joined the portfolio management teams with responsibility for making the day-to-day investment decisions for Delaware Balanced Fund, Delaware Large Cap Value Fund, Delaware Value Fund, Delaware Dividend Income Fund, Delaware Global Value Fund and The Large-Cap Value Equity Portfolio.

The following information supplements the section entitled "Management of the Trust - Officers and Trustees" in each Statement of Additional Information listed above.

The following is additional information regarding investment professionals affiliated with the Trust:
Name, Address and Birthdate	Position(s) Held with the Trust	Length of Time Served	Principal Occupation(s) for the Past 5 Years
Nikhil G. Lalvani, CFA 2005 Market Street Philadelphia, PA 19103 July 28, 1974	Vice President and Portfolio Manager	Since October 2, 2006.	Prior to becoming a portfolio manager on October 2, 2006, Mr. Lalvani was a research analyst at Delaware Investments.
Nashira S. Wynn 2005 Market Street Philadelphia, PA 19103 November 14, 1978	Vice President and Portfolio Manager	Since October 2, 2006.

Prior to becoming a portfolio manager on October 2, 2006, Ms. Wynn was a research analyst at Delaware Investments since 2004. Prior to that, she was a research analyst at Merrill Lynch Investment Managers for 3 years.

The following information supplements the section entitled "Portfolio Managers - Other Accounts Managed" in each Statement of Additional Information listed above.

Mr. Lalvani and Ms. Wynn are responsible for the following accounts, respectively. The assets listed below are as of September 30, 2006:

	No. of Accounts	Total Assets Managed	No. of Accounts with Performance-Based Fees	Total Assets in Accounts with Performance-Based Fees
Nikhil G. Lalvani, CFA
Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	11 0 27	$3.8 billion 0 $3.5 billion	0 0 1	$0 $0 $240.3 million
Nashira S. Wynn
Registered Investment Companies Other Pooled Investment Vehicles Other Accounts	11 0 26	$3.8 billion 0 $3.5 billion	0 0 1	$0 $0 $240.3 million

This Supplement is dated October 24, 2006.